Equipment	3 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Equipment

4. Equipment:

March 31, 2025	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$186,221	$160,524	$25,697
Furniture and fixtures	6,750	3,723	3,027
	$192,971	$164,247	$28,724

December 31, 2024	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$180,503	$157,811	$22,692
Furniture and fixtures	6,750	3,639	3,111
	$187,253	$161,450	$25,803

Depreciation expense was $2,797 (March 31, 2024 - $2,908) for the quarter ended March 31, 2025.